Change in Presentation Currency (Details) $ in Thousands, $ in Thousands	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)	Sep. 01, 2019 USD ($)	Sep. 01, 2019 CAD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)
IfrsStatementLineItems [Line Items]
Cash	$ 13,447	$ 4,053		$ 2,547		$ 2,547		$ 327
Non-current assets	41,100	32,735
Total assets	56,518	38,139		28,645
Current liabilities	7,412	10,590		10,923
Share capital	158,129	135,100		108,218
Reserves	5,680	2,748		6,413
Non-controlling interests (Note 21)	(1,533)	(254)		424
Total shareholders' equity	$ 46,425	24,869		13,797		13,797		26,307
Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash			$ 5,294		$ 3,389		$ 3,389		$ 426
Other current assets			1,764		1,269
Non-current assets			42,753		33,461
Total assets			49,811		38,119
Current liabilities			(13,831)		(14,531)
Long term debt			(3,500)		(5,224)
Total liabilities			(17,331)		(19,755)
Share capital			178,397		142,252
Reserves			4,482		9,407
Accumulated deficit and other comprehensive income			(150,037)		(133,877)
Non-controlling interests (Note 21)			(362)		582
Total shareholders' equity			$ 32,480		$ 18,364
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
Cash		(1,241)		(842)		(842)		(99)
Other current assets		(413)		(315)
Non-current assets		(10,018)		(8,317)
Total assets		(11,672)		(9,474)
Current liabilities		3,241		3,608
Long term debt		820		1,299
Total liabilities		4,061		4,907
Share capital		(43,297)		(34,034)
Reserves		(1,006)		(2,266)
Accumulated deficit and other comprehensive income		36,584		31,891
Non-controlling interests (Note 21)		108		(158)
Total shareholders' equity		(7,611)		(4,567)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Cash		4,053		2,547		$ 2,547		$ 327
Other current assets		1,351		954
Non-current assets		32,735		25,144
Total assets		38,139		28,645
Current liabilities		(10,590)		(10,923)
Long term debt		(2,680)		(3,925)
Total liabilities		(13,270)		(14,848)
Share capital		135,100		108,218
Reserves		3,476		7,141
Accumulated deficit and other comprehensive income		(113,453)		(101,986)
Non-controlling interests (Note 21)		(254)		424
Total shareholders' equity		$ 24,869		$ 13,797